Note 7 - Long-term Debt (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2022	Jul. 31, 2021	Mar. 31, 2021	Mar. 24, 2021	May 28, 2020
Long-Term Line of Credit, Total	$ 20,508,000		$ 1,000,000
Accounts Receivable, Vegetable and Fruit Products Sold, Standard Payment Term (Month)	3 months
Accounts Receivable, Vegetable and Fruit Products Sold, Maximum Payment Term (Month)	7 months
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval	$ 50,000
Dividends, Preferred Stock, Cash	23,000
Pledged Assets Not Separately Reported, Fixed Assets	598,400,000
Term Loan [Member]
Debt Agreements, Financial Covenants, Minimum EBITDA	$ 50,000,000
Term Loan Payable to Farm Credit East ACA [Member]
Debt Instrument, Face Amount					$ 100,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	3.30%
Debt Instrument, Periodic Payment, Principal	$ 1,000,000.0
Debt Instrument, Unamortized Discount, Total	200,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity During Nonproduction Period		$ 300,000,000.0		$ 400,000,000
Line of Credit Facility, Maximum Borrowing Capacity During Production Period	400,000,000.0
Long-Term Line of Credit, Total	$ 20,500,000
Debt Instrument, Covenant, Maximum Percentage of Commitments for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio	10.00%
Debt Instrument, Covenant, Maximum Amount for Available Line of Credit that Requires Minimum Fixed Charge Coverage Ratio	$ 25,000,000